Subsequent Events:	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
11.	Subsequent Events:

On October 14, 2015, the Company entered into definitive agreements, which were further amended on February 4, 2016, with several institutional investors relating to a private placement (the “Private Placement”) of $20.0 million in principal amount of Senior Secured Convertible Notes due on October 15, 2018 (the “Notes”). The Notes were issued pursuant to a Securities Purchase Agreement among the Company and the purchasers of the Notes (the “Purchase Agreement”). The Notes were offered and sold solely to certain “accredited investors” within the meaning of the federal securities laws. The closing of the Private Placement occurred on October 15, 2015. Upon the closing of the sale of Notes, we received cash proceeds of $20 million, of which we deposited $1.0 million in an unrestricted bank account in the Company’s name and $19.0 million, in the aggregate, (representing the cash reserve we agreed to maintain pursuant to the terms of the Notes) into various restricted bank accounts in the Company’s name opened at Hancock Bank (collectively, the “Control Accounts”). The Control Accounts are subject to control agreements in favor of the investors that secure the Company’s outstanding obligations under the Notes. As of the date hereof, approximately $12.5 million remains in the Control Accounts (approximately $2.5 million was transferred to the Company’s unrestricted bank accounts upon reductions in the Company’s cash reserve maintenance obligations and approximately $4.0 million was used by the Company to pay amounts due under the Notes for the months of February and March 2016). The Company’s obligation to maintain a cash reserve will be further reduced, and corresponding amounts held in the Control Accounts transferred to the Company’s unrestricted bank accounts, subject to satisfaction or waiver of certain Equity Conditions (as defined in the Notes), as follows: $1.0 million on each of April 16, 2016 and the 11th trading day of each calendar month thereafter. These Equity Conditions (as defined in the Notes), include, without limitation, the existence of an effective registration statement covering the resale of the shares issued in payment (or, in the alternative, the eligibility of the shares issuable pursuant to the Notes for sale without restriction under Rule 144 and without the need for registration), and a certain minimum trading volume and trading price in the stock to be issued.
The Notes will be convertible at any time at the option of the holder into shares of the Company’s common stock at $1.12 per share, subject to adjustment for stock splits, stock dividends, and the like. In the event that the Company issues or sells shares of the Company’s common stock, rights to purchase shares of the Company’s common stock, or securities convertible into shares of the Company’s common stock for a price per share that is less than the conversion price then in effect, the conversion price then in effect will be decreased to equal such lower price. The foregoing adjustments to the conversion price for future stock issues will not apply to certain exempt issuances, including issuances pursuant to certain employee benefit plans.

On the last trading day of each month (the “Installment Dates”), commencing on the earlier of the date that is 60 days following the closing date and the initial date a registration statement filed pursuant to the Registration Rights Agreement described below is declared effective (the “Effective Date”) by the Securities and Exchange Commission (the “SEC”), the Company will pay to each holder of a Note an amount equal to (1) one-twentieth (1/20th) of the original principal amount of such holder’s Note (or the principal outstanding on the Installment Date, if less), plus (2) the accrued and unpaid interest with respect to such principal, plus (3) the accrued and unpaid late charges (if any) with respect to such principal and interest.  Prior to maturity, the Notes will bear interest at 8% per annum (or 15% per annum during an event of default) with interest payable monthly in arrears on the Installment Dates and on conversion dates.

Each monthly payment may be made in cash, in shares of the Company’s common stock, or in a combination of cash and shares of the Company’s common stock. The Company’s ability to make such payments with shares of the Company’s common stock will be subject to satisfaction of various conditions during the 30 calendar day period before the date the Company provides notice to the holders of the Notes that it will pay a monthly payment with shares (the “Measurement Period”), including the existence of an effective registration statement covering the resale of the shares issued in payment (or, in the alternative, the eligibility of the shares issuable pursuant to the Notes for sale without restriction under Rule 144 and without the need for registration), continued listing (and not threat of delisting) on the Nasdaq Capital Market, and a certain minimum trading volume and trading price in the stock to be issued. Such shares will be valued, as of the date on which notice is given by the Company that payment will be made in shares, at the lower of (1) the then applicable conversion price and (2) a price that is 80% of the arithmetic average of the five lowest weighted average prices of the Company’s common stock during the 40 trading day period ending the trading day immediately before the applicable installment payment date. The Company’s right to pay monthly payments in shares will depend on the following trading volume and trading price requirements in the Company’s common stock for each day of the Measurement Period: a minimum of $150,000 in daily trading volume and a minimum arithmetic average of the volume-weighted average prices over the previous 40 trading days of $0.45, subject to adjustment for stock splits, stock dividends and similar transactions.

The impact of the subsequent event described in this footnote, NASDAQ Delisting, OTC Listing, on these Notes is still being discussed and evaluated with the holders of the Notes as of the date of this filing.

In connection with the Private Placement, the Company will issue to Maxim Group LLC, as the placement agent for the Private Placement, a warrant to purchase up to 446,429 shares of the Company’s common stock, subject to certain anti-dilution adjustments in the event of stock distributions, subdivisions, combinations or reclassifications, at an exercise price of $1.12 per share (the “Warrant”). The Warrant is exercisable during the period beginning on the 6 month anniversary of the issuance date of the Warrant and ending on the 5 year anniversary of the issuance date of the Warrant. If, under certain circumstances, there is no effective registration statement registering or prospectus available for the resale of the shares underlying the Warrant, then the Warrant may be exercised on a cashless basis. The Warrant also contains a “buy-in” provision that is triggered if the Company’s failure to timely issue shares upon exercise of the Warrant results in the purchase of shares by a Note holder or its broker for delivery in satisfaction of a sale of such shares.

The offers and sales of securities in the Private Placement were made pursuant to the exemption from registration provided by Section 4(2) of the Securities Act of 1933, as amended, including pursuant to Rule 506 thereunder.  Such offers and sales were made solely to “accredited investors” under Rule 506 and were made without any form of general solicitation and with full access to any information requested by the investors regarding the Company or the securities offered in the Private Placement.

Impact of Senior Secured Convertible Notes on June, 2015 Securities Purchase Agreement

In connection with the Senior Secured Convertible notes as discussed above, a full ratchet anti-dilution protection exercise price reduction in the warrants issued in conjunction with the June 16, 2015 Securities Purchase Agreement has occurred. The new exercise price of the warrants will be $0.66. All other terms of the warrants remain the same.

NASDAQ Delisting, OTC Listing

On November 3, 2015, the company received a letter from the Nasdaq Stock Market ("NASDAQ") stating that a NASDAQ Hearings Panel had denied the Company’s request for continued listing and would delist the Company's shares from NASDAQ effective at the open of business on Thursday, November 5, 2015.

The Company's shares are being delisted as a result of the company’s failure to comply with Nasdaq Listing Rule 5550(b)(2), which requires the Company to maintain a minimum “Market Value of Listed Securities” of $35 million for continued listing on the NASDAQ Capital Market.

The Company’s common stock began trading on the OTC market under the current ticker symbol "RCPI" effective at the open of the market on November 5, 2015. The Company’s common stock began trading on the OTCQB on November 16, 2015. The OTCQB market is generally limited to companies that are subject to and current in Securities and Exchange Commission reporting obligations. The Company does not intend to request that the Nasdaq Listing and Hearing Review Council review the Panel's decision. The Company was also notified that NASDAQ will complete the delisting by filing a Form 25 Notification of Delisting with the U.S. Securities and Exchange Commission after applicable appeal periods have lapsed.

19.	Subsequent events:

On January 28, 2015 the Company entered into a Securities Purchase and Registration Rights Agreement with seven accredited investors, pursuant to which the Company issued and sold to such Investors in a private placement a total of 5,066,825 shares of the Company’s common stock, par value $0.0001 per share ,at a purchase price of $0.15 per share, and warrants to purchase up to a total of 4,208,413 shares of Common Stock . The warrants, which have an exercise price of $0.15 per share, are generally exercisable beginning on January 28, 2015, and expire on January 27, 2022. An aggregate of 3,350,000 shares sold in the private placement were issued pursuant to, and as a condition of, the exercise of previously issued warrants to purchase Common Stock held by certain of the Investors at an amended exercise price of $0.15 per share. An aggregate of $760,023 was raised in the private placement, including $300,000 of which was paid to the Company as an advance on December 30, 2014. The Purchase Agreement grants customary resale registration rights with respect to the shares sold in the private placement.

On February 19, 2015, the Company became aware of a complaint filed on February 18, 2015, in New York Supreme Court for New York County in which the Company and its Chief Executive Officer, Dr. Michael J. Mullan, are named as a defendants. The complaint was filed by Iroquois Master Fund, Ltd. and American Capital Management, LLC, who were investors in a private placement of the Company’s securities completed in March 2014 (the “Private Placement Transaction”). The complaint also names as a defendant John J. McKeon, a shareholder of the Company. Iroquois and American Capital are seeking $4.2 million, in the aggregate, in damages or, alternatively, rescission of the Private Placement Transaction, premised on allegations that the Company entered into a “sham” loan agreement with Mr. McKeon to provide the Company with a $5.8 million line of credit in order to fraudulently induce Iroquois and American Capital to acquire the Company’s securities. The Company had not, to the Company’s knowledge, yet been served with the complaint as of March 11, 2015. Although the Company believes that the material allegations are without merit and intends to vigorously defend the litigation, no assurances can be given with respect to the outcome of the litigation.